EQUITY (Details 5) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Instruments Available For Sale [Roll Forward]
Beginning balance	$ 10,372	$ (1,170)	$ (1,834)
Amount recognized in other comprehensive income for de period	12,022	18,411	654
Amount reclassified from equity to profit or loss for the period	(5,802)	(6,869)	10
Ending balance	16,592	10,372	(1,170)
Cash Flow Hedges [Roll Forward]
Beginning balance	(5,603)
Amount recognized in other comprehensive income for de period	(55)	(5,603)
Amount reclassified from equity to profit or loss for the period	(72)
Ending balance	$ (5,730)	$ (5,603)